Financial instruments and financial risk management - Net gains or losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial instruments and financial risk management
Financial liabilities measured at Amortized cost (AC)	€ (1,861)	€ (401)	€ (386)
Financial assets netted again liabilities	0
Financial liabilities netted against assets	€ 0